Bank Borrowings	12 Months Ended
Mar. 31, 2026
Bank Borrowings [Abstract]
BANK BORROWINGS

NOTE 8 — BANK BORROWINGS

			As of March 31,
	Term of repayments	Effective interest rate	2026	2025
			US$	US$
SME instalment loan	5 years	9.22%	-	23,919
SME instalment loan	5 years	7.56%	303,888	414,490
SME instalment loan	3 years	2.75%	540,408	600,784
Bank borrowings – current and non-current portion			844,295	1,039,193

	As of March 31,
	2026	2025
	US$	US$
Representing:
Within 12 months	175,439	184,334
Over 1 year	668,856	854,859
	844,295	1,039,193

As of March 31, 2026, bank borrowing as obtained from a financial institution in Hong Kong, which bear annual interest at a fixed rate from 7.56% to 9.22% and are repayable by monthly instalments from 3 years to 5 years. The Company’s bank borrowings are corporate guaranteed loans with other terms and conditions.

Interest related to the bank borrowings was approximately US$44,015, US$60,541 and US$35,673 for the financial year ended March 31, 2026, 2025 and 2024, respectively.